INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of Reconciliation between Statutory and Effective Tax Rates
The reconciliation between the statutory and the effective tax rates is provided as follows:

Year ended December 31 (millions of dollars)	2024	2023
Income before income tax expense	1,346	1,272
Income tax expense at statutory rate of 26.5% (2023 - 26.5%)	357	337

Increase (decrease) resulting from:
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization	(83)	(141)
Impact of DTA Implementation Decision[1]	—	48
Overheads capitalized for accounting but deducted for tax purposes	(51)	(41)
Interest capitalized for accounting but deducted for tax purposes	(23)	(19)
Pension and post-retirement benefit contributions in excess of pension expense	(10)	(1)
Environmental expenditures	(3)	(4)
Other	(4)	(4)
Net temporary differences attributable to regulated business	(174)	(162)
Net permanent differences	(2)	3
Total income tax expense	181	178

Effective income tax rate	13.4%	14.0%
[1] Pursuant to the DTA Implementation Decision, the impact represents the amounts recovered from ratepayers in respect of tax deductions previously shared with ratepayers. See Note 12 - Regulatory Assets and Liabilities.
Summary of Major Components of Income Tax Expense
The major components of income tax expense are as follows:

Year ended December 31 (millions of dollars)	2024	2023
Current income tax expense	38	42
Deferred income tax expense	143	136
Total income tax expense	181	178

Summary of Deferred Income Tax Assets and Liabilities	As at December 31, 2024 and 2023, deferred income tax assets and deferred income tax liabilities consisted of the following:

As at December 31 (millions of dollars)	2024	2023
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	585	563
Regulatory assets and liabilities	449	222
Non-capital losses	105	207
Non-depreciable capital property	255	273
Tax credit carryforwards	245	213
Investment in subsidiaries	113	106
Capital losses	19	—
Environmental expenditures	16	19
Other	11	7
	1,798	1,610
Less: valuation allowance	(394)	(385)
Total deferred income tax assets	1,404	1,225

Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	2,494	2,142
Pension assets	235	31
Total deferred income tax liabilities	2,729	2,173

Net deferred income tax liabilities	(1,325)	(948)

Summary of Major Categories of Net Deferred Income Tax Assets
The net deferred income tax liabilities are presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2024	2023
Long-term:
Deferred income tax assets	127	119
Deferred income tax liabilities	(1,452)	(1,067)
Net deferred income tax liabilities	(1,325)	(948)

Summary of Non Capital Losses Carried Forward to Reduce Future Period Taxable Income
As at December 31, 2024 and 2023, the Company had non-capital losses carried forward available to reduce future years’ taxable income, which expire as follows:

Year of expiry (millions of dollars)	2024	2023
2035	—	1
2036	1	2
2037	41	167
2038	92	230
2039	77	228
2040	14	18
2041	22	26
2042	38	52
2043	38	36
2044	51	—
Total losses	374	760